Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000029837 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029837 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029837 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029837 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029837 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029837 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029837 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029837 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029837 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029837 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029837 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029837 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000029837 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000029837 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029837 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029839 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029839 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029839 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029839 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029839 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029839 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029839 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029839 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029839 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029839 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029839 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000029839 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000029839 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029839 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253703 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253703 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253703 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253703 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253703 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253703 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253703 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253703 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253703 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253703 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253703 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253703 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000253703 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000253703 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253703 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122575 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122575 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122575 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122575 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122575 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122575 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122575 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122575 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122575 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122575 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122575 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000122575 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000122575 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122575 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149202 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000149202 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149202 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149202 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000149202 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149202 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000149202 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149202 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149202 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149202 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149202 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149202 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000149202 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000149202 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000149202 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029840 | FR_55024UAJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029840 | FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029840 | FR_093712AN7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029840 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029840 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029840 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029840 | FR_65339F119
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029840 | FR_462222AG5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029840 | FR_00971TAP6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029840 | FR_68389X204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029840 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029840 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000029840 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000029840 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000029840 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029865 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029865 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029865 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029865 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029865 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029865 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029865 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029865 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029865 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029865 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029865 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000029865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000029865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029865 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029865 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000029867 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029867 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029867 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029867 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029867 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029867 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029867 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029867 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029867 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029867 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029867 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029867 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000029867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000029867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029867 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029867 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029867 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029867 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029867 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000253706 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253706 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253706 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253706 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253706 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253706 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253706 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253706 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253706 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253706 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253706 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000253706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000253706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000253706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000253706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253706 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000122583 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122583 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000122583 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122583 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122583 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000122583 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122583 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122583 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122583 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122583 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000122583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000122583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122583 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000173198 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000173198 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000173198 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173198 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173198 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173198 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173198 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173198 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173198 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173198 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000173198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000173198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000173198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000173198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000173198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173198 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000029868 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029868 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029868 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000029868 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029868 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000029868 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029868 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029868 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029868 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029868 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029868 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000029868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000029868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000029868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000029868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000029868 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000029868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029868 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000030031 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030031 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030031 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030031 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030031 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030031 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030031 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030031 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030031 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030031 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030031 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030031 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030031 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030031 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030031 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030031 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030031 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030031 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030031 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000030032 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030032 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030032 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030032 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030032 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030032 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030032 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030032 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030032 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030032 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030032 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030032 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030032 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030032 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030032 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000253708 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253708 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253708 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253708 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253708 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253708 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253708 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253708 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253708 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253708 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000253708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000253708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000253708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000253708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253708 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253708 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253708 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253708 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000079027 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000079027 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079027 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079027 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079027 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000079027 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079027 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000079027 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079027 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079027 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079027 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000079027 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079027 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079027 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000079027 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079027 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000079027 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079027 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000079027 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079027 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079027 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079027 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079027 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000030033 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030033 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030033 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030033 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030033 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030033 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030033 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030033 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030033 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030033 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030033 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000030033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030033 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030033 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030033 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030033 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030033 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029874 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000029874 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029874 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029874 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029874 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029874 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029874 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029874 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029874 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029874 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029874 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000029874 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000029874 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029874 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029874 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000029874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000029874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029874 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175686 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000175686 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000175686 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175686 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000175686 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175686 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175686 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175686 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000175686 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175686 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175686 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000175686 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175686 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000175686 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175686 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000175686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000175686 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000175686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000175686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175686 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000175686 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253707 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000253707 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253707 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253707 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253707 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253707 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253707 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253707 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253707 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253707 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253707 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000253707 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000253707 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253707 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253707 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253707 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000253707 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253707 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000253707 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253707 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253707 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253707 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253707 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253707 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136868 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000136868 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000136868 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136868 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136868 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000136868 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136868 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136868 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136868 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136868 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136868 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000136868 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000136868 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000136868 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136868 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000136868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000136868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000136868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000136868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000136868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136868 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171353 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000171353 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171353 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171353 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171353 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171353 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000171353 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171353 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171353 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171353 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171353 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000171353 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171353 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171353 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171353 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000171353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000171353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000171353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171353 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029877 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000029877 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029877 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029877 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029877 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029877 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029877 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029877 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029877 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029877 | FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029877 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000029877 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000029877 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029877 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029877 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000029877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000029877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000029877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000029877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029877 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030051 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030051 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030051 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030051 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030051 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030051 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030051 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030051 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030051 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030051 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000030051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030051 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030051 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030051 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000122593 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000122593 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122593 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122593 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122593 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122593 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122593 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122593 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122593 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122593 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000122593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000122593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000122593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000122593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122593 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122593 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122593 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000173199 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000173199 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173199 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173199 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173199 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173199 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173199 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173199 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173199 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173199 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000173199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000173199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000173199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000173199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000173199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173199 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173199 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173199 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000030053 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030053 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030053 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030053 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030053 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030053 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030053 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030053 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030053 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030053 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000030053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030053 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030053 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030053 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000030054 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030054 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030054 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030054 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000030054 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030054 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030054 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030054 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030054 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030054 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030054 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000122594 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122594 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122594 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122594 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000122594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000122594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000122594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000122594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000122594 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000122594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122594 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122594 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122594 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000173200 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173200 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173200 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173200 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173200 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000173200 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000173200 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000173200 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173200 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000173200 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173200 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173200 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173200 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173200 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173200 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000173200 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173200 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000030055 | FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030055 | FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030055 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030055 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000030055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000030055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030055 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030055 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030055 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000059843 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059843 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059843 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059843 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059843 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059843 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059843 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059843 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059843 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059843 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059843 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000059843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059843 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059843 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000059843 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000059843 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059843 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059843 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059843 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059843 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059843 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059843 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059843 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059844 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059844 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059844 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059844 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059844 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059844 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059844 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059844 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059844 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059844 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059844 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000059844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059844 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059844 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059844 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000059844 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000059844 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059844 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059844 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059844 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059844 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059844 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059844 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059844 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059845 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059845 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059845 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059845 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059845 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059845 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059845 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059845 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059845 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059845 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059845 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000059845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059845 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059845 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059845 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059845 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059845 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059845 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000059845 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000059845 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059845 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059845 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059845 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059845 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059845 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059845 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059845 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253709 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253709 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253709 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253709 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253709 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253709 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253709 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253709 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253709 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253709 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253709 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000253709 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253709 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000253709 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253709 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253709 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000253709 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253709 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253709 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253709 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253709 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000253709 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253709 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253709 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253709 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253709 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253709 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253709 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253709 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253709 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159975 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159975 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159975 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159975 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159975 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159975 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159975 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159975 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159975 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159975 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159975 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000159975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000159975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000159975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159975 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000159975 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159975 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159975 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159975 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159976 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159976 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159976 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159976 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159976 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159976 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159976 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159976 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159976 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159976 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159976 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000159976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000159976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000159976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159976 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000159976 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159976 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159976 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159976 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159976 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159976 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059846 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000059846 | FR_059469999
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059846 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059846 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059846 | FR_453141996
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059846 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059846 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059846 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059846 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059846 | FR_B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059846 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000059846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000059846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000059846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059846 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059846 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000059846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059846 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000059846 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000059846 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000059846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059846 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059846 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059846 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029850 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029850 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029850 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029850 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029850 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029850 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029850 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029850 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029850 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029850 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000029850 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029850 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029850 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029850 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029850 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029852 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029852 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029852 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029852 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029852 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029852 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029852 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029852 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029852 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029852 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000029852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029852 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029852 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029852 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029853 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029853 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029853 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029853 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029853 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029853 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029853 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029853 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029853 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029853 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000029853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029853 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029853 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029853 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000253704 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253704 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253704 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253704 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253704 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253704 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253704 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253704 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253704 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253704 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000253704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000253704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000253704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253704 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253704 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253704 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000122577 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122577 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122577 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122577 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122577 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122577 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122577 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122577 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122577 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122577 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000122577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000122577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000122577 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122577 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122577 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122577 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000079026 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079026 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079026 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079026 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079026 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079026 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000079026 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079026 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079026 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079026 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079026 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000079026 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000079026 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000079026 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079026 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000079026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000079026 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079026 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079026 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000079026 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079026 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079026 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029854 | FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029854 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029854 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029854 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029854 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029854 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029854 | FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029854 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029854 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029854 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000029854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000029854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029854 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000029854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029854 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029854 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000030056 | FR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030056 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030056 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030056 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030056 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030056 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030056 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030056 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000030056 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030056 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030056 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030056 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030056 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030056 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000122595 | FR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122595 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122595 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122595 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122595 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122595 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122595 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000122595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000122595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122595 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000122595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000122595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122595 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122595 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000173201 | FR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173201 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173201 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173201 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173201 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173201 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000173201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000173201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000173201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000173201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000173201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000173201 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173201 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000030057 | FR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030057 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030057 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030057 | FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030057 | FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030057 | FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030057 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030057 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000030057 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030057 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030057 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000030057 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000030057 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030057 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030057 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030057 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030057 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030057 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029855 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029855 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029855 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029855 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029855 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029855 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029855 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000029858 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029858 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029858 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029858 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029858 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029858 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029858 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029858 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029858 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029858 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029858 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029858 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029858 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029858 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029858 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029858 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000253705 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253705 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253705 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253705 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253705 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253705 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253705 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000253705 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253705 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253705 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000253705 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253705 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253705 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253705 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253705 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253705 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253705 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000122579 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122579 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122579 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122579 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122579 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000122579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000122579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000122579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000122579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000122579 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122579 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000122580 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122580 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122580 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122580 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122580 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000122580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000122580 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000122580 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000122580 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122580 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122580 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000122580 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122580 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122580 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000029859 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029859 | FR_06652K103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029859 | FR_13057Q305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029859 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_03168L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029859 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000029859 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029859 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000029859 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029859 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029859 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029859 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029859 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029859 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029859 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029859 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029859 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029859 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%